Document and Entity Information	Jun. 01, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001593034
Document Type	8-K
Document Period End Date	Jun. 01, 2020
Entity Registrant Name	Endo International plc
Entity Incorporation State Country Code	L2
Entity File Number	001-36326
Entity Tax Identification Number	68-0683755
Entity Address, Address Line One	First Floor
Entity Address, Address Line Two	Minerva House
Entity Address, Address Line Three	Simmonscourt Road
Entity Address, City or Town	Ballsbridge, Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	Not Applicable
City Area Code	353
Local Phone Number	1-268-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	ENDP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false